Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 08, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Nov. 30, 2019	Mar. 31, 2019	Nov. 30, 2017	Feb. 28, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Royalty distribution payable to affiliates		$ 122,771		$ 122,771		$ 31,041	$ 44,259
Investments in non-consolidated affiliates		430,296		430,296		124,061	143,595
Financial royalty asset, net		11,696,794		11,696,794		11,294,612	8,839,052						$ 62,200
Purchase of treasury interests		9,394,961	$ 4,653,214	9,394,961	$ 4,653,214	6,141,438	4,552,079	$ 4,460,546	$ 7,162,693		$ 4,705,337			$ 4,445,620
Treasury Interests
Related Party Transaction [Line Items]
Purchase of treasury interests		(2,119)	(4,228)	(2,119)	(4,228)	$ (4,266)	0		(4,266)		$ (2,327)
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity				$ 2,100
Minimum
Related Party Transaction [Line Items]
Estimated funding commitment after benefit assignment	$ 140,000
Maximum
Related Party Transaction [Line Items]
Estimated funding commitment after benefit assignment	$ 160,000
Equity Investment In Epizyme Inc.
Related Party Transaction [Line Items]
Investments in non-consolidated affiliates										$ 100,000
Options to invest in common stock										$ 100,000
The Manager | Operating and Personnel Payments
Related Party Transaction [Line Items]
Increase in quarterly installment payments (as a percent)				5.00%		5.00%
Operating and personnel payments incurred		$ 27,600		$ 47,300		$ 60,000	57,200	$ 54,400
Quarterly payments to affiliates, percent of adjusted cash receipts (as a percent)		6.50%		6.50%		6.50%
Quarterly payments to affiliates, percent of security investment (as a percent)		0.25%		0.25%		0.25%
The Manager | Former Operating and Personnel Payments
Related Party Transaction [Line Items]
Increase in quarterly installment payments (as a percent)				5.00%
Operating and personnel payments incurred			$ 15,000		$ 30,000
Affiliated Entity | Bristol-Myers Squibb
Related Party Transaction [Line Items]
Installment payments made						$ 171,000	128,800
Affiliated Entity | Bristol-Myers Squibb | Minimum
Related Party Transaction [Line Items]
Estimated total payments for acquisition of future royalties												$ 280,000
Affiliated Entity | Bristol-Myers Squibb | Maximum
Related Party Transaction [Line Items]
Estimated total payments for acquisition of future royalties												$ 320,000
Affiliated Entity | Assignment Agreement - Benefit of Payment Stream | Bristol-Myers Squibb
Related Party Transaction [Line Items]
Related party, rate (as a percent)	50.00%
Affiliated Entity | Assignment Agreement - Funding Obligations | Bristol-Myers Squibb
Related Party Transaction [Line Items]
Related party, rate (as a percent)	50.00%
Financial royalty asset, net		$ 159,600		$ 159,600		150,300	64,800
Cumulative funding amount									$ 162,400
Affiliated Entity | Funded by RPI Acquisitions | Bristol-Myers Squibb
Related Party Transaction [Line Items]
Installment payments made						$ 85,500	$ 64,400
Affiliated Entity | Acquisition Of Limited Partnership Interests In Affiliate
Related Party Transaction [Line Items]
Number of limited partnership interest acquired (in shares)						27,210
Affiliated Entity | Royalty Distribution Payable to RPI Intermediate FT
Related Party Transaction [Line Items]
Royalty distribution payable to affiliates		96,200		96,200
Affiliated Entity | Royalty Distribution Payable to RP Select Finance Trust
Related Party Transaction [Line Items]
Royalty distribution payable to affiliates		26,600		26,600
Pablo Legorreta [Member] | Purchasing And Donating Ventilators [Member]
Related Party Transaction [Line Items]
Amount paid to CEO		$ 1,000		$ 1,000